SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20   SUBSEQUENT EVENTS

A Proposed Disposal

The board of directors has held a meeting on December 30, 2022, agreed to a proposed transaction to dispose of the Company’s controlling interest in its university and college joint academic programs and related peripheral services to colleges and students (the “Target Business”), to a consortium (the “Proposed Disposal”). The consortium includes Beijing WeiKeXinNeng Education Technology Company Ltd. (“Beijing WeiKe”), and Shaoyun Han, the Chairman of the Board of Directors of the Company. The Company signed a non-binding letter of intent with the consortium in December 2022.

On April 26 and 28, 2023, the Company held two board meetings to approve the Proposed Disposal and the Investment agreement and related restructuring agreement were signed on April 28, 2023. The consortium will inject a total of RMB50 million cash into the Target Business. After the transaction, the Company’s ownership interest will change from 100% to 20% of the Target Business and Beijing Weike and Shaoyun Han will hold 70% and 10% equity ownership of the Target Business respectively. The Company is in the process of related restructuring which is subject to certain closing conditions.

The business revenue and proportion of assets of the Target Business are both an insignificant portion of the Company’s consolidated financial statements. Therefore, the Proposed Disposal is not a strategic shift that has (or will have) a major effect.

The Company has not identified any other events with material financial impact on the Company’s consolidated financial statements.